GOODWILL - Carrying Amount (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 8,486,560	$ 7,713,817	$ 7,348,587
BAC Holding International Corp
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	6,256,287	5,519,230
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	538,231	538,231
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	465,905	465,905
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	358,401	358,401
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	301,222	301,222
Promigas S.A. E.S.P. and Its Subsidiaries
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	169,687	169,687
Banco de Bogota S.A. over Multi Financial Group Inc.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	145,020
Banco de Occidente S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	127,571	127,571
Concesionaria Panamericana S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	93,272	101,809
Banco de Occidente S.A. over Banco Union
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	22,724	22,724
Hoteles Estelar S. A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	6,661	6,661
Concesionaria Covipacfico S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 1,579	$ 102,376